Long-Term Debt and Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Long-Term Debt and Notes Payable [Abstract]
Schedule of Debt Instruments

The Company’s debt instruments are as follows:

	June 30, 2026	December 31, 2025
Merchant Cash Advances	$2,337,036	$2,023,177
Convertible Notes Payable	3,000,000	1,065,000
Convertible Notes Payable, related parties	1,250,000	1,250,000
Private Notes Payable, related party	3,746,454	200,000
Total	10,333,490	4,538,177
Less: unamortized financing cost	(1,329,704)	(659,354)
Less: current portion including unamortized financing cost	(2,703,338)	(1,617,337)
Long-term debt, net of current portion	$6,300,448	$2,261,486

The Company’s debt instruments are as follows:

	December 31, 2025	December 31, 2024
Senior Secured Term Loan	$-	$23,696,417
Seller Promissory Note	-	15,000,000
Merchant Cash Advances	2,023,177	948,982
Convertible Notes Payable	1,065,000	-
Convertible Notes Payable, related parties	1,250,000	-
Convertible Notes Payable at fair value	-	891,364
Private loans	200,000	3,556,750
Total	4,538,177	44,093,513
Less: unamortized financing cost	(659,354)	(834,854)
Less: current portion including amortization	(1,617,337)	(9,080,910)
Long-term debt, net of current portion	$2,261,486	$34,177,749

Schedule of Future Maturities Debt Instruments

The following summarizes the Company’s maturities of all debt instruments described above:

Twelve months ended:
June 30, 2027	$3,537,036
June 30, 2028	3,050,000
June 30, 2029	300,000
June 30, 2030	3,446,454
Total	$10,333,490

The following summarizes the Company’s maturities of all debt instruments described above:

Principal
Fiscal year ended:
December 31, 2026	$2,123,177
December 31, 2027	600,000
December 31, 2028	1,815,000
December 31, 2029	—
Total	$4,538,177